Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Cash flows from operations:
Net (loss) income	$ (136.3)	$ 310.0
Adjustments to reconcile net (loss) income to net cash (used for) provided from operations:
Net realized and unrealized investment (losses) gains	37.7	(241.0)
Amortization of premium on fixed maturity investments	16.6	22.4
Amortization of intangible assets	10.2
Depreciation and other amortization	8.9	5.5
Revaluation of contingent consideration	(48.8)
Impairment of intangible assets	5.0
Net gain on sale of consolidated affiliates		(1.0)
Undistributed equity in earnings of unconsolidated affiliates, after-tax		(23.8)
Other operating items:
Net change in loss and loss adjustment expense reserves	188.3	(100.7)
Net change in reinsurance recoverable on paid and unpaid losses	(11.1)	24.6
Net change in funds held by ceding companies	(38.9)	(4.8)
Net change in unearned insurance and reinsurance premiums	55.7	27.4
Net change in ceded reinsurance payable	22.8	8.4
Net change in ceded unearned insurance and reinsurance premiums	14.4	(18.9)
Net change in insurance and reinsurance premiums receivable	(102.3)	(39.2)
Net change in deferred acquisition costs	(27.0)	(8.6)
Net change in funds held under reinsurance treaties	5.8	(0.9)
Net change in current and deferred income taxes, net	13.3	12.0
Net change in other assets and liabilities, net	(50.3)	38.1
Net cash provided from (used for) operations	(36.0)	9.5
Cash flows from investing activities:
Net change in short-term investments	(1.0)	109.8
Sales of fixed maturities and convertible fixed maturity investments	1,422.4	2,176.5
Maturities, calls, and paydowns of fixed maturity and convertible fixed maturity investments	292.2	178.3
Sales of common equity securities	87.6	312.6
Distributions and redemptions of other long-term investments	40.6	13.2
Sales of consolidated subsidiaries and unconsolidated affiliates, net of cash sold	0.8	14.3
Contributions to other long-term investments	(167.5)	(10.7)
Purchases of common equity securities	(222.3)	(266.1)
Purchases of fixed maturities and convertible fixed maturity investments	(1,018.5)	(2,458.0)
Purchases of consolidated subsidiaries, net of cash acquired	(354.5)
Net change in unsettled investment purchases and sales	(7.9)	(12.2)
Other, net	(5.9)	(9.1)
Net cash (used for) provided from investing activities	66.0	48.6
Cash flows from financing activities:
Capital contribution from former parent	13.3
Issuance of debt, net of issuance costs	340.8
Redemption of SIG Preference Shares	(250.0)
Repayment of debt	(3.8)
Payment of contingent consideration	(30.6)
Change in collateral held on Interest Rate Cap	(1.1)	(2.4)
Cash dividends paid to non-controlling interests	(14.1)	(18.8)
Other, net	(0.9)
Net cash provided from financing activities	53.6	(21.2)
Effect of exchange rate changes on cash	9.9	(4.5)
Net (decrease) increase in cash during period	93.5	32.4
Cash and restricted cash balance at beginning of period	137.1	111.5
Cash and restricted cash balance at end of period	230.6	143.9
Supplemental disclosures of cash flow information:
Income taxes paid	16.7	31.7
Interest paid	$ 22.0	$ 25.5